Note 27 - Events After the Reporting Period (Details Textual) $ in Thousands					2 Months Ended	12 Months Ended
	Jun. 04, 2021 USD ($) shares	May 25, 2021	Jan. 17, 2021 USD ($) shares	Jan. 08, 2021 shares	Apr. 29, 2021	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 05, 2021 shares	Jan. 11, 2021 USD ($)	May 29, 2020 USD ($)
Statement Line Items [Line Items]
Goodwill at end of period						$ 424,961	$ 421,578
Payments to acquire or redeem entity's shares						$ 49,049	$ 5,780	$ 4,875
Number of other equity instruments exercised or vested in share-based payment arrangement						1,122,818	1,728,492
Number of share options granted in share-based payment arrangement							150,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares) | shares						11,786,278
ADS [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares) | shares						5,893,139
ADS [member] | RSU [member]
Statement Line Items [Line Items]
Share-based payments arrangement, vesting schedule, in year one						25.00%
Share-based payments arrangement, vesting schedule, in year two						25.00%
Share-based payments arrangement, vesting schedule, in year three						25.00%
Share-based payments arrangement, vesting schedule, in year four						25.00%
Major business combination [member] | YoYo Games Limited [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired										100.00%
Total consideration transferred, acquisition-date fair value										$ 9,500
Consideration transferred, acquisition-date fair value, net of cash acquired										9,000
Goodwill at end of period										$ 6,400
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		40,000
Major ordinary share transactions [member] | RSU [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement		1,965,825			1,086,340
Major ordinary share transactions [member] | Options and RSUs [member]
Statement Line Items [Line Items]
Share-based payments arrangement, vesting schedule, in year one		22.00%
Share-based payments arrangement, vesting schedule, in year two		24.00%
Share-based payments arrangement, vesting schedule, in year three		27.00%
Share-based payments arrangement, vesting schedule, in year four		27.00%
Major ordinary share transactions [member] | ADS [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares) | shares			5,976,455
Payments to acquire or redeem entity's shares			$ 49,800
Kunlun Tech Limited [member] | Major business combination [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Shares issued during period (in shares) | shares				19,500,000
Total number of shares issued (in shares) | shares				124,000,000
Proportion of ownership interest held by a counter party				53.90%
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Gains on disposals of investments
OPay Digital Services Limited [member] | Other disposals of assets [member]
Statement Line Items [Line Items]
Preferred shares in associate sold (in shares) | shares	41,071,355
Preferred shares in associate sold, consideration	$ 50,000
Gains on disposals of investments	$ 31,100
OPay Digital Services Limited [member] | Investment ownership [member]
Statement Line Items [Line Items]
Shares in associate held (in shares) | shares	101,020,495
Common shares in associate held (in shares) | shares									31,058,025
Preferred shares in associate held (in shares) | shares									69,962,470
Investments accounted for using equity method [member] | AB Fjord Bank [member]
Statement Line Items [Line Items]
Investments in associates accounted for using equity method, ownership percentage											9.90%
Investments in associates accounted for using equity method											$ 900